Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	R$ 5,120	R$ 3,664
Losses	(10)	(8)
B3 S.A. - Brasil, Bolsa, Balco [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	5,120
Amounts pledged in guarantee of repurchase agreement transactions	R$ 216,647
Central Bank [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations		3,664
Amounts pledged in guarantee of repurchase agreement transactions		R$ 185,296